LOANS AND BORROWINGS - Narrative (Details) € / shares in Units, € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 21, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€) € / shares shares	Apr. 07, 2021 shares	Dec. 31, 2017 USD ($) shares
Disclosure of detailed information about borrowings [line items]
Number of warrants issued ( (in shares)				148,944				88,029
Repayment on loans and borrowings		€ 50,100	$ 55.6	€ 50,088	€ 31,406	€ 15,137
Exit fee percentage		0.05	0.05
Exit fee on loan settlement | €		€ 3,800		3,775	0	€ 0
Orbimed advisors loan
Disclosure of detailed information about borrowings [line items]
Debt instruments issued							€ 91,300		$ 100.0
Duration of promissory notes							48 months
Interest rate on bonds							11.00%		11.00%
Period of LIBOR							1 month
Borrowings, adjustment to interest rate basis							1.00%		1.00%
Warrant coverage (as percentage)							0.04		0.04
Number of warrants issued ( (in shares)							9,174,372		9,174,372
Strike price of warrants (in euro per share) | € / shares							€ 0.455
Commitment fee on debt instruments (as percentage)							0.025		0.025
Assignment fee for debt instrument | $									$ 3.7
Repayment on loans and borrowings	$ 51.0			€ 46,140	€ 31,406